Collateralized Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Collateralized Transactions
Schedule of amounts related to collateralized transactions

	June 30,	December 31,
(In thousands)	2015	2014
Securities received as collateral:
Securities borrowed	$652,620	$470,553
Securities purchased under agreements to resell	31,038	31,472
	$683,658	$502,025

Schedule of financial instruments owned and pledged, where counterparty has right to repledge

	June 30,	December 31,
(In thousands)	2015	2014
Equities	$376,583	$219,159
Exchange traded notes	22,723	17,216
	$399,306	$236,375